SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	May 31, 2026	Aug. 31, 2025	Aug. 31, 2024
Property, Plant, and Equipment [Line Items]
Property, plant and equipment gross	$ 964,457	$ 908,414	$ 891,423
Less: Accumulated depreciation	(737,595)	(643,857)	(533,645)
Property, plant, and equipment, net	226,862	264,557	357,778
Property, Plant and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment gross	639,921	603,972	601,405
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment gross	72,008	67,750	61,143
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment gross	90,733	85,127	83,239
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment gross	26,341	24,479	23,936
Renovation [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment gross	$ 135,455	$ 127,086	$ 121,700